Segmented information - Disclosure of PP&E, contract costs and intangible assets information by location (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	$ 1,675,654	$ 1,800,649
U.S.
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	488,262	487,698
Canada
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	388,408	412,469
U.K.
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	132,897	138,391
France
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	120,360	137,307
Sweden
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	140,409	162,506
Finland
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	89,451	93,948
Germany
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	105,998	107,809
Netherlands
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	45,082	64,551
Rest of the world
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	$ 164,787	$ 195,970